Eaton Vance

AMT-Free Municipal Income Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.4%
New York State Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$9,936,333
Oklahoma Water Resources Board, 4.00%, 10/1/43	1,000	1,168,100

		$11,104,433

Education — 5.2%
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/38	$315	$383,232
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/39	380	460,507
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/42	860	1,034,890
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/32	175	235,233
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,632,100
District of Columbia, (KIPP DC), 4.00%, 7/1/39	100	105,825
District of Columbia, (KIPP DC), 4.00%, 7/1/44	100	104,584
District of Columbia, (KIPP DC), 4.00%, 7/1/49	135	140,539
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41	1,480	1,829,680
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	2,006,620
Pima County Community College District, AZ, 5.00%, 7/1/35	725	914,790
University of California, 5.25%, 5/15/35	3,555	4,128,955

		$16,976,955

Electric Utilities — 3.7%
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	$3,520	$3,532,425
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,000	1,253,090
New York Power Authority, 4.00%, 11/15/45	2,285	2,707,291
New York Power Authority, 4.00%, 11/15/50	715	841,376
Northern Municipal Power Agency, MN, 5.00%, 1/1/31	200	244,492
Northern Municipal Power Agency, MN, 5.00%, 1/1/35	170	204,221
Northern Municipal Power Agency, MN, 5.00%, 1/1/36	160	191,581
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,295,292

		$12,269,768

Escrowed/Prerefunded — 7.4%
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	$1,185	$1,310,444
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	470	485,172
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	315	325,168
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,348,099

Security	Principal Amount (000’s omitted)	Value
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	$2,035	$2,189,741
Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	1,050	1,119,689
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,960,280
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(1)	6,000	6,176,040
West Virginia University, Prerefunded to 10/1/22, 5.00%, 10/1/31	3,000	3,313,410

		$24,228,043

General Obligations — 19.7%
California, 5.00%, 4/1/35	$2,125	$2,427,005
California, 5.25%, 10/1/29	560	592,424
California, 5.25%, 10/1/32	3,480	3,677,455
Chicago, IL, 5.00%, 1/1/39	1,400	1,514,688
Chicago, IL, 5.00%, 1/1/44	1,490	1,593,883
Chicago Board of Education, IL, 5.00%, 12/1/21	230	235,624
Chicago Board of Education, IL, 5.00%, 12/1/42	260	263,822
Chicago Board of Education, IL, 5.00%, 12/1/44	1,405	1,473,578
Chicago Board of Education, IL, 5.00%, 12/1/46	10	10,167
District of Columbia, 5.00%, 6/1/37(1)	7,000	8,661,030
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,165,430
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,344,269
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,340,233
Gallatin County School District No. 44, MT, 4.00%, 6/1/35	520	618,181
Illinois, 4.00%, 6/1/33	1,000	992,860
Illinois, 4.00%, 11/1/40	1,000	977,950
Illinois, 5.00%, 5/1/35	2,000	2,071,700
Illinois, 5.50%, 5/1/39	205	231,023
Illinois, 5.75%, 5/1/45	210	239,066
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	5,118,597
Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,250	1,466,537
New York, NY, 4.00%, 10/1/35	3,655	4,294,077
New York, NY, 4.00%, 3/1/36	2,520	2,970,526
New York, NY, 4.00%, 8/1/42(1)	7,000	8,004,850
New York, NY, 5.00%, 3/1/40	1,750	2,217,932
Renton School District No. 403, WA, 4.00%, 12/1/33	1,230	1,507,242
Renton School District No. 403, WA, 4.00%, 12/1/34	1,300	1,587,118
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,188,463
San Rafael City High School District, CA, (Election of 2015), 4.00%, 8/1/36	1,190	1,420,229
Springfield School District No. 19, OR, 5.00%, 6/15/30	1,085	1,307,664
Union R-XI School District, MO, 5.00%, 3/1/38	2,100	2,458,932
University of Connecticut, 5.00%, 2/15/32	650	730,139
Washington, 5.00%, 6/1/38(2)	710	916,766

		$64,619,460

Hospital — 10.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$547,107
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,900,239
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,534,209
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,386,480
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,265,620
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/37	1,250	1,375,275

Security	Principal Amount (000’s omitted)	Value
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	$2,000	$2,314,600
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/36	3,730	4,346,084
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/37	1,000	1,163,190
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	520	554,044
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,418,271
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,537,990
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/45	1,000	1,081,490
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,876,625
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,554,200

		$34,855,424

Housing — 0.6%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$525,545
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/42	1,250	1,296,687
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000

		$2,107,232

Insured-Education — 1.1%
Northern Illinois University, IL, (BAM), 5.00%, 4/1/31	$950	$1,164,814
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	1,750	2,331,612

		$3,496,426

Insured-Electric Utilities — 0.8%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$2,506,073

		$2,506,073

Insured-Escrowed/Prerefunded — 0.5%
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,553,557

		$1,553,557

Insured-General Obligations — 1.2%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$160,318
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	564,221
McCook, IL, (AGM), 4.00%, 12/1/29	240	285,022
McCook, IL, (AGM), 4.00%, 12/1/30	200	235,944
McCook, IL, (AGM), 4.00%, 12/1/33	500	570,755
McCook, IL, (AGM), 4.00%, 12/1/34	440	496,984
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,679,790

		$3,993,034

Insured-Lease Revenue/Certificates of Participation — 2.2%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$7,175,235

		$7,175,235

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 1.9%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$6,113,974

		$6,113,974

Insured-Special Tax Revenue — 5.3%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,271,634
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,455,540
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,373,334
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,256,112

		$17,356,620

Insured-Transportation — 9.0%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,090,540
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,087,920
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	854,598
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,316,567
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	1,230	1,340,368
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 5.00%, 11/15/44	1,705	2,032,224
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	14,651,890
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	5,230,300

		$29,604,407

Insured-Water and Sewer — 2.3%
Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	$4,825	$5,274,208
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	745,338
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	639,631
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	315,361
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	633,794

		$7,608,332

Lease Revenue/Certificates of Participation — 2.6%
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$4,830	$5,256,779
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/37	3,000	3,350,100

		$8,606,879

Other Revenue — 0.8%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	$1,200	$216,000
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	1,105,628
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	1,385	1,385,471

		$2,707,099

Senior Living/Life Care — 3.5%
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(5)	$265	$248,930
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(5)	360	343,246
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(5)	775	740,559
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	606,491
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	2,862,617

Security	Principal Amount (000’s omitted)	Value
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	$1,700	$1,622,531
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	162,368
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	667,498
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/32(5)	1,575	1,688,227
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/38(5)	2,325	2,464,012
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(5)	245	250,162

		$11,656,641

Special Tax Revenue — 5.5%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$888	$844,772
Connecticut, Special Tax Revenue, 4.00%, 5/1/36	3,500	4,034,240
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,375,560
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38	5,820	6,740,550
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/37	1,000	1,183,430
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/31/21	600	621,198
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	930	935,189
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/35	2,000	2,330,620

		$18,065,559

Transportation — 9.8%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$426,483
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,243,407
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,642,142
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	290	324,713
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,141,426
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	2,650	2,983,476
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,796,383
New York Thruway Authority, 3.00%, 1/1/49	4,190	4,327,935
New York Thruway Authority, 5.00%, 1/1/38	2,000	2,520,220
New York Thruway Authority, 5.00%, 1/1/46	4,000	4,575,680
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,872,518
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,519,355
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	275	303,273
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	510	560,730
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	265	290,551
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	355	430,267
Texas Transportation Commission, 0.00%, 8/1/40	1,000	421,350

		$32,379,909

Water and Sewer — 8.2%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,831,096
Eastern Municipal Water District Financing Authority, CA, 5.00%, 7/1/36	1,000	1,344,840
Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/32	1,375	1,713,250
Houston, TX, Combined Utility System Revenue, 4.00%, 11/15/43(2)	2,500	2,988,850

Security	Principal Amount (000’s omitted)	Value
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/41	$4,000	$4,684,640
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/48	5,000	6,071,500
San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/40	1,000	1,216,890

		$26,851,066

Total Tax-Exempt Investments — 105.3% (identified cost $320,376,321)		$345,836,126

Other Assets, Less Liabilities — (5.3)%		$(17,312,282)

Net Assets — 100.0%		$328,523,844

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	22.7%
California	15.3%
Texas	10.0%
Others, representing less than 10% individually	57.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2020, 23.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 14.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	The issuer is in default on the payment of principal but continues to pay interest.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $7,120,607 or 2.2% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at June 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$345,836,126	$—	$345,836,126
Total Investments	$—	$345,836,126	$—	$345,836,126

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.